Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables are non-interest bearing and are generally on 30-90 day payment terms.

	At December 31,
	2015	2016	2017
	(in thousands)
Trade receivables	$16,345	$14,427	$18,754
Unbilled revenue	740	1,624	3,467
Unissued credit notes	—	(138)	(485)
Provisions on trade receivables	(588)	(628)	(810)
Net trade receivables	$16,497	$15,285	$20,926

Schedule of Movements in the Provision for Impairment of Receivables
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2015	2016	2017
	(in thousands)
At January 1,	$1,965	$588	$628
Charge for the year	15	40	182
Utilized amounts	(1,392)	—	—
At year end	$588	$628	$810

	Post- employment benefits	Others	Total	Current	Non current
	(in thousands)
At January 1, 2015	$893	$883	$1,776	$548	$1,228
Arising (released) during the year	(165)	670	505	—	—
Released (used) during the year	—	(467)	(467)	—	—
Released (unused) during the year	—	(101)	(101)	—	—
At December 31, 2015	728	985	1,713	317	1,396
Arising (released) during the year	(29)	75	46	—	—
Released (used) during the year	(11)	(269)	(280)	—	—
Released (unused) during the year	—	(127)	(127)	—	—
At December 31, 2016	688	664	1,352	46	1,306
Arising (released) during the year	216	443	659	—	—
Released (used) during the year	—	(50)	(50)	—	—
Released (unused) during the year	—	(397)	(397)	—	—
At December 31, 2017	$904	$660	$1,564	$32	$1,532

Aging Analysis of Trade Receivables That Were Not Impaired
As at year end, the aging analysis of trade receivables that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2015	$16,497	$12,589	$3,520	$138	$250	$—
At December 31, 2016	$15,285	$12,995	$412	$374	$1,494	$10
At December 31, 2017	$20,926	$12,746	$4,771	$1,036	$1,673	$700